SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue	€ 124,711	€ 105,330
Reconciling items:
Depreciation and amortization	(358)	(315)
Net financial results	(1,581)	4,883
CONSOLIDATED NET LOSS BEFORE TAX	(6,873)	1,876
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	53,132	44,017
Personnel expenses	(1,649)	(1,216)
Other operating expenses	(44,685)	(35,373)
EBITDA	6,798	7,428
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	62,215	53,837
Personnel expenses	(1,496)	(984)
Other operating expenses	(62,486)	(53,725)
EBITDA	(1,767)	(872)
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,364	7,476
Personnel expenses	(600)	(507)
Other operating expenses	(8,845)	(7,498)
EBITDA	(81)	(529)
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
Revenue	124,711	105,330
Personnel expenses	(3,745)	(2,707)
Other operating expenses	(116,016)	(96,596)
EBITDA	4,950	6,027
Reconciling items:
Other EBITDA	700	(2,705)
Depreciation and amortization	(358)	(315)
Net financial results	1,581	(4,883)
CONSOLIDATED NET LOSS BEFORE TAX	€ 6,873	€ (1,876)